Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill.
Goodwill

(D.2)   Goodwill

y Goodwill and Intangible Asset Impairment Testing

The annual goodwill impairment test is performed at the level of our operating segments, since there are no lower levels in SAP at which goodwill is monitored for internal management purposes.

In general, the test is performed at the same time (at the beginning of the fourth quarter) for all operating segments.

In making impairment assessments for our goodwill and intangible assets, the outcome of these tests is highly dependent on management’s assumptions regarding future cash flow projections and economic risks, which require significant judgment and assumptions about future developments. They can be affected by a variety of factors, including:

-   Changes in business strategy

-   Internal forecasts

-   Estimation of weighted-average cost of capital

Changes to the assumptions underlying our goodwill and intangible assets impairment assessments could require material adjustments to the carrying amount of our recognized goodwill and intangible assets as well as the amounts of impairment charges recognized in profit or loss.

The outcome of goodwill impairment tests may also depend on the allocation of goodwill to our operating segments. This allocation involves judgment as it is based on our estimates regarding which operating segments are expected to benefit from the synergies of business combinations.

Changes in our segment structure result in the reallocation of goodwill with the reallocated goodwill being calculated based on relative values (if a direct allocation is not possible).

Goodwill

€ millions
Historical cost
1/1/2021	27,636
Foreign currency exchange differences	1,838
Additions from business combinations	1,736
Retirements/disposals	-20
12/31/2021	31,190
Foreign currency exchange differences	1,526
Additions from business combinations	589
Retirements/disposals	-95
12/31/2022	33,210

Accumulated amortization
1/1/2021	99
Foreign currency exchange differences	3
12/31/2021	102
Foreign currency exchange differences	2
12/31/2022	104

Carrying amount
12/31/2021	31,088
12/31/2022	33,106

For more information about our segments and the changes in 2022, see Note (C.1).

Throughout 2022, we have - through a qualitative and quantitative analysis - been continuously monitoring whether triggering events exist.

The negative revenue impact and additional expenses due to the exit of operations in Russia and Belarus mainly affects our Applications, Technology & Services segment. We believe that no reasonably possible effect of the exit of operations in Russia and Belarus on revenue and expenses would cause the carrying amount of our Applications, Technology & Services segment to exceed the recoverable amount. Throughout 2022, the stock price of Qualtrics International Inc. declined compared to 2021. We closely monitor the impairment risks and potential triggering events for the Qualtrics segment. While we note the decline of the stock price as one aspect in our holistic assessment, we did not evaluate it to be the sole indicator that could imply a triggering event.

For impairment testing purposes, the carrying amount of goodwill is allocated to the operating segments expected to benefit from goodwill as follows:

Goodwill by Operating Segment

€ millions	Applications,	Qualtrics	Emarsys	SAP Signavio[1]	Taulia	Business Network	Sustainability	Total
	Technology & Services
12/31/2021	26,441	3,844	395	408	NA	NA	NA	31,088
12/31/2022	26,812	4,083	395	410	322	1,052	32	33,106

[1] Previously known as “Business Process Intelligence”

Based on the expected synergies, the goodwill added through the acquisition of Taulia (€577 million) was provisionally allocated to the Applications, Technology & Services segment (€246 million), the Taulia segment (€307 million), and the newly formed Business Network segment (€24 million). As the initial accounting for the Taulia business combination is incomplete (for more information, see Note (D.1)), the allocation of goodwill is provisional. Portions of the goodwill in the Applications, Technology & Services segment were moved to the newly formed Business Network segment (€1,135 million) and Sustainability segment (€34 million).

Due to the dissolution of the Services segment at the beginning of 2022 (for more information, see Note (C.1)), the Services goodwill (€367 million) was moved to the Applications, Technology & Services segment. Given the close proximity to the 2021 annual goodwill impairment test and the significant headroom, no formal impairment test was performed on the reallocation date of the Services segment.

Goodwill Impairment Test

The key assumptions on which management based its cash flow projections for the period covered by the underlying business plans are as follows:

Key Assumption	Basis for Determining Values Assigned to Key Assumption
Budgeted revenue growth

Revenue growth rate achieved in the current year, adjusted for an expected increase in SAP’s addressable cloud and database markets; expected growth in the established software applications and analytics markets. Values assigned reflect our past experience and our expectations regarding an increase in the addressable markets.

Budgeted operating margin

Operating margin budgeted for a given budget period equals the operating margin achieved in the current year, increased by expected efficiency gains. Values assigned reflect past experience, except for efficiency gains.

Discount rates	Our estimated cash flow projections are discounted to present value using discount rates (after-tax rates). Discount rates are based on the weighted average cost of capital (WACC) approach.
Terminal growth rate

Our estimated cash flow projections for periods beyond the business plan were extrapolated using segment-specific terminal growth rates. These growth rates do not exceed the long-term average growth rates for the markets in which our segments operate.

Key Assumptions and Detailed Planning Period[1]

Percent, unless	Applications,		Emarsys		SAP Signavio[2]		Taulia		Business Network		Sustainability
otherwise stated	Technology & Services
	2022	2021[3]	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Budgeted revenue growth (average of the budgeted period)	11.4	8.4	13.9	15.3	20.7	31.7	24.8	NA	14.0	NA	34.6	NA
After-tax discount rate	11.1	8.8	11.7	10.0	11.7	11.5	11.3	NA	11.9	NA	10.9	NA
Terminal growth rate	3.0	3.0	3.0	3.0	3.0	3.0	3.0	NA	3.0	NA	3.0	NA
Detailed planning period (in years)	5	5	12	12	14	14	13	NA	10	NA	12	NA

[1]   As we are using Level 1 inputs for Qualtrics in 2022 (similar to 2021), no information on assumptions and the detailed planning period is presented.

[2]   Previously known as “Business Process Intelligence”

[3] The 2021 figures relate to the Applications, Technology & Support segment without the reallocation of the Services segment.

On October 1, 2022, we performed a goodwill impairment test for the operating segments.

Applications, Technology & Services Segment

For more information about our 2022 segment changes, see Note (C.1).

The recoverable amount was determined based on a fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 27.8% (2021: 33.1%) was used in the valuation).

We believe that no reasonably possible change in any of the above key assumptions would cause the carrying amount of our Applications, Technology & Services segment to exceed the recoverable amount.

Qualtrics Segment

The recoverable amount was determined based on a fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 1 fair value based on the market capitalization derived from publicly listed shares of Qualtrics. We utilized the share price as at October 3, 2022, as October 1, 2022, was not a trading day. The share price was €10.90 as at October 3, 2022 (€37.85 as at October 1, 2021). Utilizing the share price as at September 30, 2022, would not have changed our conclusion.

The recoverable amount exceeded the carrying amount by €957 million (2021: €15,396 million).

The following table shows the amounts by which the share price of Qualtrics would need to change individually (that is, without changing the other inputs) for the recoverable amount to be equal to the carrying amount:

Sensitivity to Change in Assumptions

	Qualtrics
	2022	2021
Share price (change in %)	-15	-76

Emarsys Segment

The recoverable amount was determined based on a fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 29.4% (2021: 24.6)% was used in the valuation).

Given the fact that the Emarsys segment is expected to show disproportionate growth in the coming years and has not yet reached a steady state, we have used a longer detailed planning period than one would apply in a more mature segment.

The recoverable amount exceeded the carrying amount by €513 million (2021: €547 million).

The following table shows the amounts by which the key assumptions would need to change individually (that is, without changing the other key assumptions) for the recoverable amount to be equal to the carrying amount. For budgeted revenue growth sensitivity, the cost structure was not adjusted, hence leading to a modified terminal operating margin:

Sensitivity to Change in Assumptions

		Emarsys
	2022	2021
Budgeted revenue growth (change in pp)	-2.0	-1.7
Target operating margin at the end of the budgeted period (change in pp)	-16	-14

SAP Signavio Segment

The recoverable amount was determined based on a fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 22.5% (2021: 24.8%) was used in the valuation).

Given the fact that the SAP Signavio segment is expected to show disproportionate growth in the coming years and has not yet reached a steady state, we have used a longer detailed planning period than one would apply in a more mature segment.

The recoverable amount exceeded the carrying amount by €845 million (2021: €1,225 million).

The following table shows the amounts by which the key assumptions would need to change individually (that is, without changing the other key assumptions) for the recoverable amount to be equal to the carrying amount. For budgeted revenue growth sensitivity, the cost structure was not adjusted, hence leading to a modified terminal operating margin:

Sensitivity to Change in Assumptions

	SAP Signavio
	2022	2021
Budgeted revenue growth (change in pp)	-1.9	-2.5
Target operating margin at the end of the budgeted period (change in pp)	-18	-20

Taulia Segment

The recoverable amount was determined based on a fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 24.9% was used in the valuation).

Given the fact that the Taulia segment is expected to show disproportionate growth in the coming years and has not yet reached a steady state, we have used a longer detailed planning period than one would apply in a more mature segment.

The recoverable amount exceeded the carrying amount by €366 million.

The following table shows the amounts by which the key assumptions would need to change individually (that is, without changing the other key assumptions) for the recoverable amount to be equal to the carrying amount. For budgeted revenue growth sensitivity, the cost structure was not adjusted, hence leading to a modified terminal operating margin:

Sensitivity to Change in Assumptions

Taulia
2022
Budgeted revenue growth (change in pp)	-1.1
Target operating margin at the end of the budgeted period (change in pp)	-11
After-tax discount rate	3.4

Business Network Segment

The recoverable amount was determined based on a fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 24.2% was used in the valuation).

Given the fact that the Business Network segment is expected to show disproportionate growth in the coming years and has not yet reached a steady state, we have used a longer detailed planning period than one would apply in a more mature segment.

The recoverable amount exceeded the carrying amount by €2,821 million.

The following table shows the amounts by which the key assumptions would need to change individually (that is, without changing the other key assumptions) for the recoverable amount to be equal to the carrying amount. For budgeted revenue growth sensitivity, the cost structure was not adjusted, hence leading to a modified terminal operating margin:

Sensitivity to Change in Assumptions

Business Network
2022
Budgeted revenue growth (change in pp)	-2.8
Target operating margin at the end of the budgeted period (change in pp)	-19

Sustainability Segment

The recoverable amount was determined based on a fair value less costs of disposal calculation. The fair value measurement was categorized as a Level 3 fair value based on the inputs used in the valuation. The cash flow projections were based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make (a target operating margin of 26.2% was used in the valuation).

Given the fact that the Sustainability segment is expected to show disproportionate growth in the coming years and has not yet reached a steady state, we have used a longer detailed planning period than one would apply in a more mature segment.

The recoverable amount exceeded the carrying amount by €112 million.

The following table shows the amounts by which the key assumptions would need to change individually (that is, without changing the other key assumptions) for the recoverable amount to be equal to the carrying amount. For budgeted revenue growth sensitivity, the cost structure was not adjusted, hence leading to a modified terminal operating margin:

Sensitivity to Change in Assumptions

Sustainability
2022
Budgeted revenue growth (change in pp)	-1.4
Target operating margin at the end of the budgeted period (change in pp)	-13
After-tax discount rate	3.9